Deferred grants	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Deferred grants
27.	Deferred grants

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
At January 1	676,728	541,610	85,668
Received during the year	52,241	50,582	8,000
Grant receivable	129	—	—
Grant disbursed to partner of joint project	(48,632)	(16,270)	(2,573)
Released to consolidated statement of profit or loss	(138,856)	(151,782)	(24,008)

At December 31	541,610	424,140	67,087

Current (Note 22)	23,468	12,482	1,974
Non-current	518,142	411,658	65,113

	541,610	424,140	67,087

The government grant that have been received in PRC was to support and fund Yuchai’s production facilities, research and development activities for product innovations and developments
. As at December 31, 2021, RMB 247.9 million (US$

32.9 million) (2020: RMB 271.6 million) of the deferred grants are related to assets.
The grant receivable is related to the Job Support Scheme (the “JSS”) that was introduced in Singapore in response to COVID-19 coronavirus pandemic. The JSS is temporary scheme introduced to help the enterprises retain local employees during the period of economic uncertainty. Under the JSS, employers will receive cash grants in relation to the gross monthly wages of eligible employees. In 2020 and 2021, JSS grant income amounted to RMB
 1.1
million and RMB
0.3
million (less than US$

0.1 million) were credited to the consolidated statement of profit or loss under “Other income”.